DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND  TWO WORLD TRADE CENTER, NEW YORK,
                                             NEW YORK 10048
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1995

DEAR SHAREHOLDER:

Bonds rallied significantly during 1995. Progressive tightening of monetary policy by the Federal Reserve Board over the 12 months through February 1995 slowed economic growth and caused bonds to advance throughout the year. The trend toward lower long-term interest rates was aided by the central bank's easing of short-term interest rates in July and December.

MUNICIPAL MARKET CONDITIONS

Long-term municipal bond yields declined from 6.97 percent in December 1994 to
5.71 percent at the end of December 1995, as tracked by The Bond Buyer Revenue Bond Index*. This 126 basis point drop in yield corresponded to a 10 percent price increase for callable municipal bonds with 30-year maturities. Yields on 1-year municipal notes experienced a similar move, declining from 4.95 to 3.60 percent. At the end of the year, the yield pickup for extending maturity from 1-year (3.60%) to 30-years (5.71%) was 211 basis points.

Tax-exempt bond prices began the year by outperforming the prices of U.S. Treasury bonds, but gradually deteriorated. The ratio of the Revenue Bond Index yield to the 30-year U.S. Treasury bond yield moved from 89 percent in December 1994 to 84 percent by the end of February 1995. A declining ratio means that municipal bond prices have been stronger than U.S. Treasury prices. In the spring, the municipal market began to discount the risk of comprehensive changes in the tax code created by flat-tax rhetoric from Washington. This caused the yield ratio to move above 90 percent during the summer and end the year at 95 percent. Over the past 10 years, long municipal yields have averaged 89 percent of U.S. Treasury yields.

--------------------------------------------------------------
*THE BOND BUYER Revenue Bond Index is an arithmetic average of the yields of 25 selected municipal revenue bonds with 30-year maturities. Credit ratings of these bonds range from Aa1 to Baa1 by Moody's Investors Service, Inc., and AA+ to A- by Standard & Poor's Corp.

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1995, CONTINUED

Despite a resurgence in new issue volume in the second half of 1995, the municipal market continued to experience consolidation. Municipal underwriting was down 25 percent through June 1995, but ended the year only 5 percent below 1994's level. This followed a 44 percent drop in volume for all of 1994. Lower underwriting volume and diminished profitability caused several major dealers to withdraw from the municipal business.

TAX REFORM
                                                    [GRAPHIC]
Flat-tax advocates have generated
increased publicity for their proposals
and have influenced the municipal
market since early 1995. Most
tax-reform discussions have been based
on concepts containing broad
assumptions and lacking specific
details. The various plans seek to
simplify the tax process, but raise
questions about the fairness of
changing from a progressive tax
structure. Flat-tax proposals call for
the elimination of deductions of
mortgage interest, charitable
contributions, property taxes, and
state and local income taxes. As
politicians have focused more on tax
reform as an issue in the 1996
elections, media coverage has expanded
from the financial page to the front
page. Municipal bonds have periodically
come under political pressure in the
past. For example, prior to passage of
major tax reform legislation in 1986,
municipal yields briefly exceeded
taxable yields.

Flat-tax proposals would also affect
municipal credits. If mortgage interest
and property tax deductions were
eliminated, municipalities would
experience a decline in their property
tax base. The loss of state and local
income tax deductions would increase
the relative economic disadvantage that
high-tax states already face. The flat
tax represents an attempt to shift tax
accountability from the federal level
to local

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1995, CONTINUED

governments. Taxpayer recognition of the extent of the changes under consideration may impede the passage of comprehensive tax reform.

PERFORMANCE

Dean Witter California Tax-Free Income Fund's total return for the fiscal year ended December 31, 1995 was 14.96 percent. The Fund's net asset value adjusted for December's capital gains distribution increased from $11.87 to $12.92 per share. Tax-free dividends totaling $0.61 per share were paid during the year.

Since inception (July 11, 1984) the Fund has provided shareholders with an average annual total return of 9.03 percent. The accompanying chart illustrates the performance of a $10,000 investment in the Fund for the 10 years ended December 31, 1995, versus the performance of a similar hypothetical investment in the issues comprising the Lehman Brothers Municipal Bond Index.

PORTFOLIO STRUCTURE
                                                    [GRAPHIC]
On December 31, 1995, the Fund's
$1.05 billion in net assets was
diversified among 13 long-term
municipal sectors and 93 credits.
The three largest sectors --
transportation, water & sewer and
refunded revenue bonds --
represented approximately 41 percent
of the portfolio. Bonds callable in
the next four years were reduced
from 30 to 18 percent of the
portfolio. As a result, call
protection improved from 6 to 7
years on average. The average
maturity of the long-term portfolio
moved from 16 to 19 years. Credit
quality was upgraded during 1995.
Long-term holdings rated AA and AAA
increased from 58 to 65 percent. The
credit quality of the portfolio is
illustrated at the right.

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1995, CONTINUED

LOOKING AHEAD

The slower pace of economic growth in 1995 and the Federal Reserve Board's latest interest rate moves have improved bond-market expectations. The decreasing supply of new issues, combined with significant maturities and calls for redemptions, should continue to be positive for the municipal market. However, tax-reduction proposals are likely to continue to receive publicity and cloud the outlook for tax-exempt bonds. With long-term municipal securities yielding more than 90 percent of the yield on U.S. Treasuries, the market has already begun the process of discounting the risk that a flat tax might eventually become law.

We appreciate your ongoing support of Dean Witter California Tax-Free Income Fund and look forward to continuing to serve your investment needs.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995

  PRINCIPAL
  AMOUNT IN                                                                                            COUPON     MATURITY
  THOUSANDS                                                                                             RATE        DATE
---------------------------------------------------------------------------------------------------------------------------

               CALIFORNIA EXEMPT MUNICIPAL BONDS (96.1%)
               GENERAL OBLIGATION (4.6%)
               California,
$       5,000    Ser 1990...........................................................................    7.00   %   08/01/07
        5,000    Ser 1990...........................................................................    7.00       08/01/08
        2,000    Ser AT.............................................................................    9.50       02/01/10
       15,000    Various Purpose Dtd 04/01/93 (FSA).................................................    5.50       04/01/19
        3,600  Moulton-Niguel Water District, 1993 Refg (MBIA)......................................    5.25       09/01/13
        4,000  Santa Margarita / Dana Point Authority, Impr Dists #3, 3A, 4 & 4A 1994 Ser B Refg
                 (MBIA).............................................................................    5.75       08/01/20
        6,000  Santa Margarita Water District, Impr Dists #3&4 Refg Ser 1986........................    7.50       11/01/05
        5,000  Puerto Rico, Pub Impr Refg Ser 1987 A................................................    5.00       07/01/05
-------------
       45,600
-------------
               EDUCATIONAL FACILITIES REVENUE (5.4%)
               California Educational Facilities Authority,
        1,750    Loyola Marymount University Ser 1992 B.............................................    6.55       10/01/12
        2,300    Loyola Marymount University Ser 1992 B.............................................    6.60       10/01/22
        3,000    Stanford University Ser I..........................................................    6.75       01/01/13
        3,500    University of Southern California Ser 1989 A.......................................    7.20       10/01/15
        8,000  California Public Works Board, State University 1992 Ser A...........................    6.70       10/01/17
               California Statewide Communities Development Authority,
        3,400    Gemological Institute of America COPs (Connie Lee).................................    6.00       05/01/20
        4,100    Gemological Institute of America COPs (Connie Lee).................................    6.00       05/01/25
       15,000  University of California, Multiple Purpose Refg Ser 1993 C (AMBAC)...................    5.125      09/01/18
       10,000  Whittier, Whittier College Refg Ser 1993 (Connie Lee)................................    5.40       12/01/18
        5,000  University of Puerto Rico, Ser M (MBIA)..............................................    5.25       06/01/25
-------------
       56,050
-------------
               ELECTRIC REVENUE (10.8%)
       15,000  Los Angeles Department of Water & Power, Second Issue of 1993........................    5.40       11/15/13
        7,000  Northern California Power Agency, Hydro #1 1993 Refg Ser A (MBIA)....................    5.50       07/01/16
               Sacramento Municipal Utility District,
        5,700    Refg 1994 Ser H (MBIA).............................................................    5.75       01/01/11
       26,000    Refg 1992 Ser A (FGIC).............................................................    6.30       08/15/18
               Southern California Public Power Authority,
       10,000    Mead-Adelanto 1994 Ser A...........................................................    5.15       07/01/15
        6,115    Multiple Projects 1989 Ser.........................................................    6.00       07/01/18
        5,000    Power 1993 Refg Ser A..............................................................    5.00       07/01/15
        7,000    Transmission Refg Ser 1988 (FGIC)..................................................    0.00       07/01/06
       10,000    Transmission 1986 Refg Ser B.......................................................    5.50       07/01/23
               Puerto Rico Electric Power Authority,
        9,000    Power Ser O........................................................................    5.00       07/01/12
        9,000    Power Ser X........................................................................    6.125      07/01/21
        6,000    Power Ser X........................................................................    5.50       07/01/25
-------------
      115,815
-------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS          VALUE
-------------

$       5,000  $       5,847,200
        5,000          5,848,850
        2,000          2,821,300
       15,000         14,940,150
        3,600          3,607,848
        4,000
                       4,088,880
        6,000          6,295,740
        5,000          4,988,750
               -----------------
-------------
                      48,438,718
       45,600
               -----------------
-------------

        1,750          1,871,118
        2,300          2,434,366
        3,000          3,285,600
        3,500          3,746,855
        8,000          8,697,680

        3,400          3,518,830
        4,100          4,230,298
       15,000         14,654,850
       10,000          9,793,600
        5,000          4,948,000
               -----------------
-------------
                      57,181,197
       56,050
               -----------------
-------------

       15,000         14,829,600
        7,000          7,020,510

        5,700          5,942,136
       26,000         27,629,940

       10,000          9,951,300
        6,115          6,162,880
        5,000          4,778,000
        7,000          4,157,160
       10,000          9,888,100

        9,000          8,543,970
        9,000          9,467,010
        6,000          5,956,680
               -----------------
-------------
                     114,327,286
      115,815
               -----------------
-------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995, CONTINUED

  PRINCIPAL
  AMOUNT IN                                                                                            COUPON     MATURITY
  THOUSANDS                                                                                             RATE        DATE
---------------------------------------------------------------------------------------------------------------------------
               HOSPITAL REVENUE (10.4%)
$       7,100  Antelope Valley Hospital District, Ser 1989 COPs.....................................    7.35   %   01/01/20
               Bakersfield, Bakersfield Memorial Hospital
        1,750    Ser 1992 A.........................................................................    6.375      01/01/12
        2,000    Ser 1992 A.........................................................................    6.50       01/01/22
        7,600  Berkeley, Alta Bates Medical Center Refg Ser A.......................................    6.50       12/01/11
               California Health Facilities Financing Authority,
        4,350    Downey Community Hospital Ser 1993.................................................    5.625      05/15/08
       10,000    Kaiser Permanente 1983 Ser.........................................................    5.45       10/01/13
        1,215    Merritt Peralta Medical Center 1985 Ser A..........................................    9.00       05/01/15
        4,000  California Statewide Communities Development Authority,
                 Sutter Health COPs (MBIA)..........................................................    5.50       08/15/22
       20,000  Desert Hospital District, Desert Hospital Corp Ser 1992 COPs (CGIC)..................    6.392      07/28/20
               Duarte, City of Hope National Medical Center,
        3,000    Ser 1993 COPs......................................................................    5.50       04/01/01
        4,000    Ser 1993 COPs......................................................................    6.25       04/01/23
        6,000  Eden Township Hospital District, Ser 1989............................................    7.40       11/01/19
        5,000  Hemet Valley Hospital District, Moreno Valley Regional Medical Center 1988 Ser A.....    8.50       07/01/18
               Madera County, Valley Children's Hospital
        7,500    Ser 1995 COPs (MBIA)...............................................................    6.50       03/15/15
        2,000    Ser 1995 COPs (MBIA)...............................................................    6.125      03/15/23
        2,950  Rancho Mirage Joint Powers Financing Authority, Eisenhower Memorial Hospital COPs....    7.00       03/01/22
               Stockton,
        2,000    Dameron Hospital Assn Refg Ser 1988................................................    8.25       12/01/00
        6,000    St Joseph Medical Center of Stockton 1993 Ser A (MBIA).............................    5.50       06/01/23
        9,000  University of California, UCLA Medical Center Refg Ser 1994 (MBIA)...................    5.50       12/01/14
-------------
      105,465
-------------
               INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (5.4%)
               California Pollution Control Financing Authority,
        5,000    Atlantic Richfield Co Ser 1985.....................................................    9.125      11/01/04
        6,000    Pacific Gas & Electric Co 1987 Ser B (AMT).........................................    8.875      01/01/10
        5,000    Southern California Edison Co 1988 Ser A (AMT).....................................    6.90       09/01/06
       10,000    Southern California Edison Co Ser D................................................    6.85       12/01/08
       10,000    Southern California Edison Co 1992 Ser B (AMT).....................................    6.40       12/01/24
        5,000    Waste Management Inc 1991 Ser A (AMT)..............................................    7.15       02/01/11
        1,400  Intermodal Container Transfer Facility Joint Powers Authority,
                 Southern Pacific Transportation Co 1989 Ser A......................................    7.70       11/01/14
               San Diego, San Diego Gas & Electric Co
        6,000    1986 Ser B (AMT)...................................................................    7.375      12/01/21
        5,000    1987 Ser A (AMT)...................................................................    8.75       03/01/23
-------------
       53,400
-------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS          VALUE
-------------

$       7,100  $       7,491,565

        1,750          1,836,537
        2,000          2,076,980
        7,600          7,759,220

        4,350          4,382,799
       10,000          9,820,600
        1,215          1,242,022
        4,000
                       3,977,560
       20,000         21,323,000

        3,000          2,995,650
        4,000          3,958,200
        6,000          6,124,080
        5,000          5,358,550

        7,500          8,625,075
        2,000          2,113,660
        2,950          3,182,194

        2,000          2,157,420
        6,000          5,907,840
        9,000          9,102,510
               -----------------
-------------
                     109,435,462
      105,465
               -----------------
-------------

        5,000          5,120,700
        6,000          6,562,320
        5,000          5,378,850
       10,000         10,769,400
       10,000         10,335,400
        5,000          5,503,600
        1,400
                       1,494,234

        6,000          6,220,200
        5,000          5,412,300
               -----------------
-------------
                      56,797,004
       53,400
               -----------------
-------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995, CONTINUED

  PRINCIPAL
  AMOUNT IN                                                                                            COUPON     MATURITY
  THOUSANDS                                                                                             RATE        DATE
---------------------------------------------------------------------------------------------------------------------------
               MORTGAGE REVENUE - SINGLE FAMILY (4.3%)
               California Housing Finance Agency,
$       9,000    Home 1995 Ser J (AMBAC)............................................................    6.00   %   08/01/17
        6,150    Home 1989 Ser A....................................................................    7.75       08/01/17
        7,000    Home 1995 Ser M (AMT) (MBIA).......................................................    6.15       08/01/27
        9,215    Home 1995 Ser K (AMT) (AMBAC)......................................................    6.25       08/01/27
        4,275    Home 1991 Ser G (AMT)..............................................................    7.05       08/01/27
        7,000    Purchase 1995 Ser B-2 (AMT)........................................................    6.30       08/01/24
               Puerto Rico Housing Finance Corporation,
        1,265    Portfolio One GNMA-Backed Ser B....................................................    7.65       10/15/22
          705    Portfolio One GNMA-Backed Ser C....................................................    6.85       10/15/23
-------------
       44,610
-------------
               PUBLIC FACILITIES REVENUE (4.5%)
       10,000  Beverly Hills Public Financing Authority, 1993 Refg Ser A (MBIA).....................    5.65       06/01/15
        1,875  Campbell Redevelopment Agency, 1991 COPs.............................................    6.75       10/01/17
        5,560  Grossmont Union High School District, Land Acquisition Convert Cap Apprec COPs
                 (FSA)..............................................................................    7.375+     09/01/25
        5,500  Los Angeles County-West Covina Civic Center Authority,
                 1987 Refg COPs.....................................................................    6.875      09/01/14
        6,500  Nevada County, Western Nevada County Solid Waste Mgmt 1991 COPs......................    7.50       06/01/21
       10,000  San Jose Financing Authority, Convention Center Refg 1993 Ser C......................    6.375      09/01/13
               Stanislaus County Capital Improvements Financing Authority,
        2,500    Ser A 1996 COPs (MBIA) (WI)........................................................    5.25       05/01/14
        3,000    Ser A 1996 COPs (MBIA) (WI)........................................................    5.25       05/01/18
        1,200  Puerto Rico Infrastructure Financing Authority, Spl Tax Ser 1988 A...................    7.90       07/01/07
-------------
       46,135
-------------
               RESOURCE RECOVERY REVENUE (0.5%)
        4,855  Stanislaus Waste Energy Financing Agency, Ogden Martin Systems of Stanislaus Inc Refg
                 Ser 1990...........................................................................    7.625      01/01/10
-------------
               TAX ALLOCATION (6.5%)
        5,000  Fountain Valley Agency for Community Development, 1985 Industrial Area...............    9.10       01/01/15
               Garden Grove Community Development Agency,
        5,000    Refg Issue of 1993.................................................................    5.70       10/01/13
        7,000    Refg Issue of 1993.................................................................    5.875      10/01/23
               Industry Urban-Development Agency,
       10,000    Civic Rec-Ind Redev Proj #1 Sub Refg Ser 1987 A....................................    7.30       05/01/06
        2,165    Civic Rec-Ind Redev Proj #1 Sub Refg Ser 1987 B....................................    7.375      05/01/15
       25,500  Long Beach Financing Authority, Ser 1992 (AMBAC).....................................    6.00       11/01/17
        9,840  Pleasanton Joint Powers Financing Authority, Reassessment 1993 Ser A.................    6.15       09/02/12
-------------
       64,505
-------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS          VALUE
-------------

$       9,000  $       9,172,620
        6,150          6,583,637
        7,000          7,058,940
        9,215          9,404,829
        4,275          4,476,224
        7,000          7,162,610

        1,265          1,350,995
          705            743,528
               -----------------
-------------
                      45,953,383
       44,610
               -----------------
-------------

       10,000         10,028,400
        1,875          2,029,106
        5,560
                       5,553,495
        5,500
                       5,753,385
        6,500          6,704,035
       10,000         10,407,500

        2,500          2,470,825
        3,000          2,941,770
        1,200          1,332,564
               -----------------
-------------
                      47,221,080
       46,135
               -----------------
-------------

        4,855
                       5,305,010
               -----------------
-------------

        5,000          5,185,200

        5,000          4,977,400
        7,000          6,994,470

       10,000         10,446,000
        2,165          2,261,039
       25,500         28,248,900
        9,840         10,179,677
               -----------------
-------------
                      68,292,686
       64,505
               -----------------
-------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995, CONTINUED

  PRINCIPAL
  AMOUNT IN                                                                                            COUPON     MATURITY
  THOUSANDS                                                                                             RATE        DATE
---------------------------------------------------------------------------------------------------------------------------
               TRANSPORTATION FACILITIES REVENUE (14.7%)
$      20,000  Foothills/Eastern Transportation Corridor, Toll Road Sr Lien Ser 1995 A..............    6.00   %   01/01/34
               Long Beach,
       11,000    Harbor Ser 1989 A (AMT)............................................................    7.375      05/15/09
       10,000    Harbor Ser 1989 A (AMT)............................................................    7.25       05/15/19
       20,000    Harbor Ser 1995 (AMT) (MBIA).......................................................    5.25       05/15/25
               Los Angeles,
       10,000    Department of Airports Refg 1985 Ser A (FGIC)......................................    5.50       05/15/09
        6,000    Harbor Department Issue of 1985....................................................    8.70       09/01/15
               Los Angeles County Transportation Commission, Sales Tax
       20,000    Ser 1991 B.........................................................................    6.50       07/01/13
        5,000    Ser 1986 A.........................................................................    6.25       07/01/16
       20,000  San Diego County Regional Transportation Commission,
                 Sales Tax 1994 Ser A (FGIC)........................................................    4.75       04/01/08
        5,000  San Francisco Airports Commission, San Francisco Intl Airport Second Ser Refg Issue 4
                 (MBIA).............................................................................    6.00       05/01/20
               San Francisco Bay Area Rapid Transit District, Sales Tax
        5,000    Ser 1990 (AMBAC)...................................................................    6.75       07/01/09
        6,000    Ser 1995 (FGIC)....................................................................    5.50       07/01/15
        4,000    Ser 1995 (FGIC)....................................................................    5.50       07/01/20
       10,000  Puerto Rico Highway & Transportation Authority, Refg Ser X...........................    5.25       07/01/21
-------------
      152,000
-------------
               WATER & SEWER REVENUE (13.0%)
               California Department of Water Resources,
        4,000    Central Valley Ser F...............................................................    6.00       12/01/11
        9,500    Central Valley Ser J-2.............................................................    6.125      12/01/13
        8,000  Castaic Lake Water Agency, Refg Ser 1994 A COPs (MBIA)...............................    6.00       08/01/18
       10,000  Central Coast Water Authority, Ser 1992 (AMBAC)......................................    6.50       10/01/14
       13,500  Contra Costa Water District, Ser G (MBIA)............................................    5.50       10/01/19
       11,000  East Bay Municipal Utility District, Water Refg Ser 1992.............................    6.00       06/01/20
        4,000  Eastern Municipal Water District, Water & Sewer Ser 1991 COPs........................    6.00       07/01/23
               Fresno,
        2,000    Sewer 1995 Ser A (MBIA)............................................................    5.00       09/01/15
        6,000    Sewer 1995 Ser A (MBIA)............................................................    5.00       09/01/23
        3,600  Goleta Water District, Refg Ser 1993 COPs (FGIC).....................................    5.50       12/01/12
        5,745  Los Angeles, Wastewater Ser 1990.....................................................    7.10       06/01/18
       15,000  Los Angeles County Sanitation Districts Financing Authority, 1993 Ser A..............    5.375      10/01/13
       15,000  San Diego, Sewer 1993 Ser A..........................................................    5.25       05/15/20
        8,000  San Diego County Water Authority, Water Ser 1991 B COPs (MBIA).......................    6.30       04/08/21
       10,000  San Diego Public Facilities Financing Authority, Sewer Ser 1995 (FGIC)...............    5.00       05/15/20
        5,750  San Francisco Public Utilities Commission, Water 1992 Refg Ser A.....................    6.00       11/01/15
        4,000  San Jose-Santa Clara Clean Water Financing Authority, Sewer
                 Ser 1995 A (FGIC)..................................................................    5.375      11/15/20
-------------
      135,095
-------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS          VALUE
-------------

$      20,000  $      19,910,800

       11,000         11,939,180
       10,000         10,785,700
       20,000         19,134,000

       10,000         10,271,900
        6,000          6,569,580

       20,000         21,393,400
        5,000          5,019,900
       20,000
                      19,473,000
        5,000
                       5,228,550

        5,000          5,505,850
        6,000          6,047,580
        4,000          4,022,160
       10,000          9,606,400
               -----------------
-------------
                     154,908,000
      152,000
               -----------------
-------------

        4,000          4,099,160
        9,500          9,988,015
        8,000          8,336,960
       10,000         10,908,900
       13,500         13,574,925
       11,000         11,396,220
        4,000          4,089,560

        2,000          1,953,360
        6,000          5,790,420
        3,600          3,677,112
        5,745          6,343,169
       15,000         14,888,550
       15,000         14,421,000
        8,000          8,559,280
       10,000          9,671,200
        5,750          5,944,580
        4,000
                       3,997,000
               -----------------
-------------
                     137,639,411
      135,095
               -----------------
-------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995, CONTINUED

  PRINCIPAL
  AMOUNT IN                                                                                            COUPON     MATURITY
  THOUSANDS                                                                                             RATE        DATE
---------------------------------------------------------------------------------------------------------------------------
               OTHER REVENUE (2.8%)
               Los Angeles County,
$       5,400    1991 Master Refg COPs..............................................................    6.708  %   05/01/15
       10,000    Pension Obligations Certificates Ser A.............................................    6.875      06/30/07
        9,500    Public Properties Refg of 1987 COPs................................................    0.00       04/01/04
        5,000  Orange County Community Facilities District #86-2, Rancho
                 Santa Margarita Ser A of 1990......................................................    7.65       08/15/17
        2,750  Sacramento Area Flood Control Agency, Capital Assessment Dist #2 Ser 1995 (FGIC).....    5.375      10/01/20
-------------
       32,650
-------------
               REFUNDED (13.2%)
        5,000  California Health Facilities Financing Authority, St Joseph Health Ser 1991 A........    6.75     07/01/01++
       10,000  Los Angeles, Wastewater Ser 1990-B...................................................    7.15     06/01/00++
               Los Angeles Convention & Exhibition Center Authority,
       10,000    Ser 1985 COPs......................................................................    9.00     12/01/05++
       14,000    Ser 1985 COPs......................................................................    9.00     12/01/05++
               Los Angeles Department of Water & Power,
       15,000    Electric Ser 1992 (Crossover)......................................................    6.75       04/01/32
        5,000    Water Works Issue of 1991 (Crossover)..............................................    7.00       04/01/31
       10,000  Los Angeles County Transportation Commission, Sales Tax Ser 1987 A...................    6.75     07/01/02++
       10,000  Northern California Transmission Agency, California-Oregon 1990 Ser A (MBIA).........    7.00     05/01/00++
       11,000  University of California, Multiple Purpose Refg Ser A................................    6.875    09/01/02++
               Puerto Rico Aqueduct & Sewer Authority,
        5,000    Ser 1988 A.........................................................................    7.90     07/01/98++
       10,000    Ser 1988 A.........................................................................    7.875    07/01/98++
       13,000  Puerto Rico Highway Authority, Ser Q.................................................    7.75     07/01/00++
-------------
      118,000
-------------

               TOTAL CALIFORNIA EXEMPT MUNICIPAL BONDS (IDENTIFIED COST $943,610,087)......................................
      974,180
-------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS          VALUE
-------------

$       5,400  $       5,318,892
       10,000         10,329,100
        9,500          5,633,975
        5,000
                       5,169,400
        2,750          2,747,883
               -----------------
-------------
                      29,199,250
       32,650
               -----------------
-------------

        5,000          5,681,900
       10,000         11,380,100

       10,000         13,473,100
       14,000         18,862,340

       15,000         16,942,650
        5,000          5,655,450
       10,000         11,523,000
       10,000         11,258,500
       11,000         12,743,940

        5,000          5,534,600
       10,000         11,101,300
       13,000         15,138,890
               -----------------
-------------
                     139,295,770
      118,000
               -----------------
-------------

      974,180      1,013,994,257
-------------  -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995, CONTINUED

  PRINCIPAL
  AMOUNT IN                                                                                            COUPON     MATURITY
  THOUSANDS                                                                                             RATE        DATE
---------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA EXEMPT SHORT-TERM MUNICIPAL OBLIGATIONS (3.2%)
$      20,000  California School Cash Reserve Program Authority, 1995 Ser Pool A....................    4.75   %   07/03/96
        3,400  California Statewide Communities Development Authority, St Joseph Health Ser 1994
                 COPs (Demand 01/02/96).............................................................    5.90*      07/01/24
       10,370  Newport Beach, Hoag Memorial Hospital Presbyterian Ser 1992 (Demand 01/02/96)........    5.90*      10/01/22
-------------

               TOTAL CALIFORNIA EXEMPT SHORT-TERM MUNICIPAL OBLIGATIONS
               (IDENTIFIED COST $33,866,852)...............................................................................
       33,770
-------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS          VALUE
-------------

$      20,000  $      20,115,400
        3,400
                       3,400,000
       10,370         10,370,000
               -----------------
-------------

       33,770         33,885,400
-------------  -----------------

$1,007,950  TOTAL INVESTMENTS (IDENTIFIED COST $977,476,939) (A).....................       99.3%  1,047,879,657
----------
----------

            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...........................        0.7       7,001,236
                                                                                           -----   -------------

            NET ASSETS...............................................................      100.0%  $1,054,880,893
                                                                                           -----   -------------
                                                                                           -----   -------------

---------------------
   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
    WI      Security purchased on a when issued basis.
    *       Current coupon of variable rate security.
    +       Currently a zero coupon bond; will convert to 7.375% on September
            1, 1996.
    ++      Prerefunded to call date shown.
   (a)      The aggregate cost for federal income tax purposes is $977,476,939;
            the aggregate gross unrealized appreciation is $71,252,838 and the aggregate gross unrealized depreciation is $850,120, resulting in net unrealized appreciation of $70,402,718.

BOND INSURANCE:
  AMBAC     AMBAC Indemnity Corporation.
   CGIC     Capital Guaranty Insurance Company.
Connie Lee  Connie Lee Insurance Company.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995

ASSETS:
Investments in securities, at value
  (identified cost $977,476,939)............................  $1,047,879,657
Cash........................................................         177,346
Receivable for:
    Interest................................................      16,966,024
    Shares of beneficial interest sold......................         537,823
    Investments sold........................................          90,669
Prepaid expenses............................................          23,762
                                                              --------------

     TOTAL ASSETS...........................................   1,065,675,281
                                                              --------------

LIABILITIES:
Payable for:
    Investments purchased...................................       5,260,000
    Dividends and distributions.............................       4,076,865
    Plan of distribution fee................................         668,462
    Investment management fee...............................         471,133
    Shares of beneficial interest repurchased...............         160,392
Accrued expenses............................................         157,536
                                                              --------------

     TOTAL LIABILITIES......................................      10,794,388
                                                              --------------

NET ASSETS:
Paid-in-capital.............................................     976,792,091
Net unrealized appreciation.................................      70,402,718
Accumulated undistributed net investment income.............         268,610
Accumulated undistributed net realized gain.................       7,417,474
                                                              --------------

     NET ASSETS.............................................  $1,054,880,893
                                                              --------------
                                                              --------------

NET ASSET VALUE PER SHARE,
  81,657,631 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED
  OF $.01 PAR VALUE)........................................
                                                                      $12.92
                                                              --------------
                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1995

NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $ 64,905,727
                                                              ------------

EXPENSES
Plan of distribution fee....................................     7,817,492
Investment management fee...................................     5,513,580
Transfer agent fees and expenses............................       295,406
Shareholder reports and notices.............................        56,750
Professional fees...........................................        52,640
Custodian fees..............................................        42,206
Trustees' fees and expenses.................................        33,645
Registration fees...........................................         6,805
Other.......................................................        36,310
                                                              ------------

     TOTAL EXPENSES BEFORE EXPENSE OFFSET...................    13,854,834

     LESS: EXPENSE OFFSET...................................       (42,141)
                                                              ------------

     TOTAL EXPENSES AFTER EXPENSE OFFSET....................    13,812,693
                                                              ------------

     NET INVESTMENT INCOME..................................    51,093,034
                                                              ------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain...........................................    15,612,579
Net change in unrealized depreciation.......................    78,220,453
                                                              ------------

     NET GAIN...............................................    93,833,032
                                                              ------------

NET INCREASE................................................  $144,926,066
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE YEAR        FOR THE YEAR
                                                                    ENDED               ENDED
                                                              DECEMBER 31, 1995   DECEMBER 31, 1994
---------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................   $     51,093,034    $     56,529,024
Net realized gain (loss)....................................         15,612,579          (1,886,812)
Net change in unrealized appreciation/depreciation..........         78,220,453        (125,447,219)
                                                              -----------------   -----------------

     NET INCREASE (DECREASE)................................        144,926,066         (70,805,007)
                                                              -----------------   -----------------

DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................        (50,973,219)        (56,377,889)
Net realized gain...........................................         (6,253,247)         (2,061,346)
                                                              -----------------   -----------------

     TOTAL..................................................        (57,226,466)        (58,439,235)
                                                              -----------------   -----------------
Net decrease from transactions in shares of beneficial
  interest..................................................        (40,657,242)        (52,745,051)
                                                              -----------------   -----------------

     TOTAL INCREASE (DECREASE)..............................         47,042,358        (181,989,293)

NET ASSETS:
Beginning of period.........................................      1,007,838,535       1,189,827,828
                                                              -----------------   -----------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $268,610 AND $148,816, RESPECTIVELY)....................   $  1,054,880,893    $  1,007,838,535
                                                              -----------------   -----------------
                                                              -----------------   -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1995

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter California Tax-Free Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal and California income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on April 9, 1984 and commenced operations on July 11, 1984.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1995, CONTINUED

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.55% to the portion of average daily net assets not exceeding $500 million; 0.525% to the portion of average daily net assets exceeding $500 million but not exceeding $750 million; 0.50% to the portion of average daily net assets exceeding $750 million but not exceeding $1 billion; and 0.475% to the portion of average daily net assets exceeding $1 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1995, CONTINUED

capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, account executives of Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, and other employees and selected broker-dealers, who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses by the Distributor.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

The Distributor has informed the Fund that for the year ended December 31, 1995, it received approximately $1,540,000 in contingent deferred sales charges from certain redemptions of the Fund's shares. The Fund's shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 1995 aggregated $228,169,126 and $244,035,696, respectively.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 1995, the Fund had transfer agent fees and expenses payable of approximately $39,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 1995

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1995, CONTINUED

included in Trustees' fees and expenses in the Statement of Operations amounted to $12,231. At December 31, 1995, the Fund had an accrued pension liability of $59,712 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                        FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                                        DECEMBER 31, 1995             DECEMBER 31, 1994
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
Sold.............................................................    7,610,885   $   95,058,902    10,564,887   $132,902,122
Reinvestment of dividends and distributions......................    2,505,960       31,541,595     2,667,705     33,068,131
                                                                   -----------   --------------   -----------   ------------
                                                                    10,116,845      126,600,497    13,232,592    165,970,253
Repurchased......................................................  (13,380,382)    (167,257,739)  (17,736,216)  (218,715,304)
                                                                   -----------   --------------   -----------   ------------
Net decrease.....................................................   (3,263,537)  $  (40,657,242)   (4,503,624)  $(52,745,051)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

6. FEDERAL INCOME TAX STATUS

During the year ended December 31, 1995, the Fund utilized its net capital loss carryover of approximately $1,942,000.

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data and per share ratios for a share of beneficial interest outstanding throughout each period:

                                                           FOR THE YEAR ENDED DECEMBER 31
                  ----------------------------------------------------------------------------------------------------------------
                     1995       1994       1993        1992       1991       1990        1989       1988       1987        1986
----------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING
PERFORMANCE:

Net asset value,
 beginning of
 period.......... $   11.87   $  13.31   $  12.70   $   12.46   $  11.99   $  12.05   $   11.68   $  11.19   $  12.25   $   11.41
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Net investment
 income..........      0.61       0.64       0.67        0.69       0.71       0.72        0.71       0.72       0.72        0.77

Net realized and
 unrealized gain
 (loss)..........      1.13      (1.42)      0.70        0.26       0.48      (0.06)       0.37       0.50      (1.06)       1.24
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Total from
 investment
 operations......      1.74      (0.78)      1.37        0.95       1.19       0.66        1.08       1.22      (0.34)       2.01
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Less dividends
 and
 distributions
 from:
   Net investment
   income........     (0.61)     (0.64)     (0.67)      (0.69)     (0.71)     (0.72)      (0.71)     (0.72)     (0.72)      (0.77)
   Net realized
   gain..........     (0.08)     (0.02)     (0.09)      (0.02)     (0.01)     --         --          (0.01)     --          (0.40)
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Total dividends
 and
 distributions...     (0.69)     (0.66)     (0.76)      (0.71)     (0.72)     (0.72)      (0.71)     (0.73)     (0.72)      (1.17)
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Net asset value,
 end of period... $   12.92   $  11.87   $  13.31   $   12.70   $  12.46   $  11.99   $   12.05   $  11.68   $  11.19   $   12.25
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

TOTAL INVESTMENT
RETURN+..........     14.96%     (5.97)%    10.97%       7.83%     10.18%      5.69%       9.54%     11.23%     (2.70)%     18.38%

RATIOS TO AVERAGE
 NET ASSETS:
Expenses.........      1.33%      1.32%      1.27%       1.32%      1.28%      1.30%       1.32%      1.34%      1.35%       1.32%

Net investment
 income..........      4.90%      5.10%      5.03%       5.45%      5.78%      5.98%       6.00%      6.31%      6.27%       6.34%

SUPPLEMENTAL DATA:
Net assets, end
 of period,
 in millions..... $   1,055   $  1,008   $  1,190   $     987   $    834   $    677   $     567   $    430   $    365   $     359

Portfolio
 turnover rate...        23%        12%        10%          6%         3%        16%         13%        13%        23%         31%

---------------------
+    Does not reflect the deduction of sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter California Tax-Free Income Fund (the "Fund") at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
FEBRUARY 7, 1996

--------------------------------------------------------------------------------
                      1995 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended December 31, 1995, the Fund paid to the shareholders $0.61 per share from net investment income. All of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes. For the year ended December 31, 1995, the Fund paid to shareholders $0.08 per share from long-term capital gains.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

Sheldon Curtis
VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL

James F. Willison
VICE PRESIDENT

Thomas F. Caloia
TREASURER


TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


DEAN WITTER
CALIFORNIA
TAX-FREE
INCOME FUND

[Graphic]


ANNUAL REPORT
DECEMBER 31, 1995

     DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
                                        GROWTH OF $10,000


          DATE                      TOTAL               LEHMAN MUNI BOND
                                                             INDEX
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     December 31, 1985             $10,000                  $10,000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     December 31, 1986             $11,838                  $11,931
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     December 31, 1987             $11,519                  $12,111
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     December 31, 1988             $12,812                  $13,342
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     December 31, 1989             $14,034                  $14,781
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     December 31, 1990             $14,832                  $15,859
-------------------------------------------------------------------------------
     December 31, 1991             $16,342                  $17,784
-------------------------------------------------------------------------------
     December 31, 1992             $17,622                  $19,353
-------------------------------------------------------------------------------
     December 31, 1993             $19,555                  $21,729
-------------------------------------------------------------------------------
     December 31, 1994             $18,388                  $20,606
-------------------------------------------------------------------------------
     December 31, 1995             $21,140(3)               $24,202
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


                           AVERAGE ANNUAL TOTAL RETURNS
                         1 YEAR     5 YEARS     10 YEARS
                    ---------------------------------------
                    ---------------------------------------
                        14.96(1)    7.34(1)     7.77(1)
                    ---------------------------------------
                         9.96(2)    7.04(2)     7.77(2)
                    ---------------------------------------
                    ---------------------------------------

                       ---------------------------------
                       ---------------------------------
                                  Fund        Lehman
                            ----      ------
                       ---------------------------------
                       ---------------------------------

    Past performance is not predictive of future returns.

--------------------------------------
    (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

    (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge
         (CDSC) (1 year-5%, 5 years-2%, 10 years-0%). See the Fund's current prospectus for complete details on fees and sales charges.

    (3)  Closing value, assuming a complete redemption on December 31, 1995.

    (4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp. The Index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.